GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

	2014	2013
Balance, beginning of year	$115,486	$117,696
Foreign currency translation adjustment	(2,635)	(2,210)

Balance, end of year	$112,851	$115,486

Schedule of the Company's intangible asset and related accumulated amortization for its software
	2014	2013
Software	$32,205	$29,596
Accumulated amortization	(23,850)	(22,792)

Software, net	$8,355	$6,804